Financial instruments (Tables)	6 Months Ended
Jun. 30, 2020
Financial instruments
Summary of carrying amounts and fair values of financial assets and financial liabilities

	Carrying amount					Fair Value
			Assets at	Liabilities	Total				Total
	FVTPL	FVOCI	amortized	at amortized	carrying				fair
6/30/2020			cost	cost	amount	Level 1	Level 2	Level 3	value

Current assets

Cash and cash equivalents	--	--	6,451	--	6,451	--	--	--	--

Financial assets	2,875	--	1,420	--	4,295
Bond funds	875	--	--	--	875	875	--	--	875
Bond funds (restricted)	2,000	--	--	--	2,000	2,000	--	--	2,000
Restricted Cash	--	--	1,420	--	1,420	--	--	--	--

Trade receivables, net	--	--	4,289	--	4,289	--	--	--	--

Non-current assets

Financial assets	2,847	5	--	--	2,852	--	2,847	5	2,852
Derivative financial instruments	2,847	--	--	--	2,847	--	2,847	--	2,847
Equity securities	--	5	--	--	5	--	--	5	5

Current liabilities

Trade payables	--	--	--	2,148	2,148	--	--	--	--

Financial liabilities	--	--	--	750	1,110	--	--	1,156	1,156
Long-term debt	--	--	--	750	750	--	--	1,156	1,156
Lease liability	--	--	--	na	360	--	--	--	--

Non-current liabilities

Financial liabilities	--	--	--	21,871	24,983	--	--	27,635	27,635
Long-term debt	--	--	--	21,871	21,871	--	--	27,635	27,635
Lease liability	--	--	--	na	3,112	--	--	--	--

	Carrying amount					Fair Value
			Assets at	Liabilities	Total
	FVTPL	FVOCI	amortized	at amortized	carrying
12/31/2019			cost	cost	amount	Level 1	Level 2	Level 3	Total

Current assets

Cash and cash equivalents	--	--	4,368	--	4,368	--	--	--	--

Financial assets	6,945	--	463	--	7,408	6,945	--	--	6,945
Bond funds (1)	3,667	--	--	--	3,667	3,667	--	--	3,667
Bond funds (restricted) (1)	2,000	--	--	--	2,000	2,000	--	--	2,000
Note receivable (1)	1,278	--	--	--	1,278	1,278	--	--	1,278
Restricted Cash	--	--	463	--	463	--	--	--	--

Trade receivables, net	--	--	5,915	--	5,915	--	--	--	--

Non-current assets

Financial assets	2,274	--	--	--	2,279	--	2,014	5	2,019
Derivative financial instruments (2)	2,274	--	--	--	2,274	--	2,014	--	2,014
Equity securities	--	5	--	--	5	--	--	5	5

Current liabilities

Trade payables	--	--	--	2,797	2,797	--	--	--	--

Financial liabilities	--	--	--	10,864	11,290	--	--	10,858	10,858
Long-term debt (2) (3)	--	--	--	10,864	10,864	--	--	10,858	10,858
Lease liability	--	--	--	na	426	--	--	--	--

Non-current liabilities

Financial liabilities	--	--	--	6,682	9,866	--	--	6,148	6,148
Long-term debt (2) (3)	--	--	--	6,682	6,682	--	--	6,148	6,148
Lease liability	--	--	--	na	3,184	--	--	--	--

(1)Comparative figures for the year ended December 31, 2019 were revised related to the amendment of classification of short-term investments. For further information, see Note 1 of the interim consolidated financial statements.

(2)Comparative figures for the year ended December 31, 2019 were revised related to the recalculation of the performance participation interest related to the Finance Contract with the EIB. For further information, see Note 1 of the interim consolidated financial statements.

(3)Priviously presented under level 2